UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.4%
Arcos Dorados Holdings, Inc., Class A	24,700	$531,050
Australia — 2.4%
Ansell Ltd.	55,100	870,307
Mirvac Group	610,200	799,909
Mount Gibson Iron Ltd.	263,700	395,497
Myer Holdings Ltd.	79,300	180,044
Primary Health Care Ltd.	287,700	908,705
		3,154,462
Austria — 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	4,000	336,235
Belgium — 0.3%
D’ieteren SA	6,900	343,673
Bermuda — 1.6%
Dominion Petroleum Ltd. (a)	6,931,200	780,019
Hoegh Liquified Natural Gas Holdings Ltd. (a)	73,000	738,626
Lazard Ltd., Class A	21,620	620,926
		2,139,571
Brazil — 0.9%
Anhanguera Educacional Participacoes SA	13,200	177,541
Santos Brasil Participacoes SA	62,900	970,933
		1,148,474
Canada — 5.1%
Africa Oil Corp. (a)	326,800	554,064
Cathedral Energy Services Ltd.	129,100	920,579
DiagnoCure, Inc. (a)	520,250	389,137
Dollarama, Inc. (b)	10,800	465,842
Dollarama, Inc.	8,500	366,635
Eastern Platinum Ltd. (a)	463,200	249,455
Eldorado Gold Corp.	51,300	777,149
Imperial Metals Corp. (a)	13,624	211,826
Lundin Mining Corp. (a)	119,100	602,211
Open Text Corp. (a)	12,900	653,901
Quadra FNX Mining Ltd. (a)	65,800	986,967
Ultra Petroleum Corp. (a)(c)	20,600	495,018
		6,672,784
China — 0.8%
51job, Inc. - ADR (a)	10,200	457,776
Shenzhen Expressway Co., Ltd.	848,800	352,219
Sitoy Group Holdings, Ltd. (a)	699,100	258,716
		1,068,711
Denmark — 1.7%
Alk-Abello A/S	8,202	485,624
Bavarian Nordic A/S (a)	25,800	238,609
Topdanmark A/S (a)	6,000	940,288
Tryg A/S	10,788	586,828
		2,251,349

Common Stocks	Shares	Value
Finland — 0.5%
Ramirent Oyj	61,350	$637,982
France — 2.7%
Eurofins Scientific SA	9,100	733,317
GameLoft (a)(c)	125,200	870,263
Ingenico	31,400	1,318,217
Ipsen SA	18,800	552,430
		3,474,227
Germany — 2.4%
GEA Group AG	12,550	404,347
Gerresheimer AG	23,300	1,106,706
NORMA Group (a)	8,000	179,607
Paion AG (a)	64,450	59,013
Rheinmetall AG	16,450	884,920
Symrise AG	20,100	573,202
		3,207,795
Hong Kong — 2.3%
AMVIG Holdings Ltd.	579,000	275,411
Clear Media Ltd. (a)	446,000	188,554
Daphne International Holdings Ltd.	493,600	636,429
Digital China Holdings, Ltd.	333,100	549,042
Emperor Watch & Jewellery Ltd. (c)	1,723,100	219,133
Ming Fai International Holdings Ltd.	1,141,200	117,694
Ports Design Ltd.	239,800	392,498
Techtronic Industries Co. (c)	520,200	577,479
		2,956,240
India — 1.1%
Container Corp. of India	18,700	367,415
Motherson Sumi Systems, Ltd.	121,700	401,409
United Phosphorus Ltd.	213,100	635,111
		1,403,935
Ireland — 1.7%
Elan Corp. Plc (a)	74,000	1,004,315
Ryanair Holdings Plc - ADR (a)	37,400	1,254,396
		2,258,711
Israel — 0.6%
NICE Systems Ltd. - ADR (a)	21,200	762,352
Italy — 0.8%
DiaSorin SpA	19,500	591,857
Salvatore Ferragamo Italia SpA (a)	30,000	503,386
		1,095,243
Japan — 6.2%
Asics Corp.	36,450	414,328
CMIC Co., Ltd.	29,300	443,816
Credit Saison Co., Ltd.	33,800	689,643
Don Quijote Co., Ltd.	16,600	618,240
Hisaka Works Ltd.	35,400	393,536
Itoham Foods, Inc.	212,400	848,926
Japan Petroleum Exploration Co.	14,800	656,427
JSR Corp.	50,700	1,040,722

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Koito Manufacturing Co., Ltd.	12,300	$198,809
NGK Insulators Ltd.	25,000	321,523
Shinsei Bank Ltd.	783,900	886,206
The Shizuoka Bank Ltd.	64,200	660,492
Yakult Honsha Co., Ltd.	28,400	872,647
		8,045,315
Malaysia — 0.6%
AirAsia Bhd	693,750	808,342
Norway — 0.6%
Electromagnetic GeoServices (a)	301,164	846,600
Portugal — 0.5%
CIMPOR-Cimentos de Portugal, SGPS SA	92,200	621,637
Singapore — 1.5%
Avago Technologies Ltd.	31,600	1,072,504
Cityspring Infrastructure Trust	2,845,805	836,441
		1,908,945
South Korea — 1.1%
Dongbu Insurance Co., Ltd.	14,900	636,642
Kangwon Land, Inc.	35,128	823,101
		1,459,743
Spain — 1.2%
Grifols SA (a)	41,300	755,005
Laboratorios Farmaceuticos Rovi SA	119,700	768,776
		1,523,781
Switzerland — 4.4%
Addex Pharmaceuticals Ltd. (a)	11,800	78,838
Aryzta AG (a)	22,800	1,053,936
Clariant AG (a)	56,900	693,729
Foster Wheeler AG (a)	20,050	450,323
Lindt & Spruengli AG, Registered Shares	18	615,982
Lonza Group AG, Registered Shares (a)	11,700	633,741
Sonova Holding AG, Registered Shares (a)	6,300	645,961
Straumann Holding AG, Registered Shares	4,291	773,159
Sulzer AG, Registered Shares	6,400	803,867
		5,749,536
Taiwan — 1.0%
D-Link Corp.	1,018,000	756,190
Lite-On Technology Corp.	452,535	574,023
		1,330,213
Thailand — 0.2%
Mermaid Maritime PCL	1,419,460	327,025
United Arab Emirates — 0.7%
Polarcus Ltd. (a)(c)	1,428,700	950,461

Common Stocks	Shares	Value
United Kingdom — 5.5%
Amlin Plc	175,800	$943,146
APR Energy Plc (a)	28,500	483,471
Babcock International Group Plc	65,500	754,163
Britvic Plc	130,000	705,505
EasyJet Plc (a)	85,650	603,385
Filtrona Plc	32,600	194,907
GKN Plc	82,500	273,215
Halfords Group Plc	63,566	319,815
Hikma Pharmaceuticals Plc	32,100	363,636
Inchcape Plc	102,160	549,817
Intertek Group Plc	23,400	779,931
Rexam Plc	180,990	1,068,760
SDL Plc	14,100	144,373
		7,184,124
United States — 45.8%
Acme Packet, Inc. (a)	13,500	394,605
Acxiom Corp. (a)	42,700	585,844
Aegerion Pharmaceuticals, Inc. (a)	21,600	371,304
AGCO Corp. (a)	2,000	101,860
Albemarle Corp.	18,300	1,176,873
Allete, Inc.	22,700	940,915
Alliant Energy Corp.	17,800	754,542
Alpha Natural Resources, Inc. (a)	30,200	607,624
American Superconductor Corp. (a)(c)	42,100	212,605
Ariba, Inc. (a)	18,600	507,780
Arris Group, Inc. (a)	82,400	962,432
Atmel Corp. (a)	27,000	262,170
BioMarin Pharmaceutical, Inc. (a)(c)	27,100	966,657
Brocade Communications Systems, Inc. (a)	103,300	579,513
Cadence Design Systems, Inc. (a)	45,850	484,176
Camden Property Trust (c)	7,600	490,200
CapitalSource, Inc.	134,600	930,086
Celanese Corp., Series A	18,800	915,748
Colfax Corp. (a)	4,505	136,767
Collective Brands, Inc. (a)	44,800	746,368
ComScore, Inc. (a)	24,550	543,782
Constant Contact, Inc. (a)	28,800	719,424
Corporate Office Properties Trust (c)	28,800	697,824
Cousins Properties, Inc. (c)	64,900	478,313
Covanta Holding Corp.	34,950	499,436
Coventry Health Care, Inc. (a)	31,700	953,219
Cullen/Frost Bankers, Inc.	16,400	912,988
Cytec Industries, Inc.	15,700	782,802
DDR Corp.	65,500	907,830
Deckers Outdoor Corp. (a)	3,000	242,550
Discover Financial Services, Inc.	22,400	608,832
Drew Industries, Inc. (a)	17,800	462,266
DSP Group, Inc. (a)	85,300	488,769
Duke Realty Corp.	76,700	1,027,013
Dunkin’ Brands Group, Inc. (a)	10,000	276,500
Electronic Arts, Inc. (a)	54,100	1,004,637
Equinix, Inc. (a)(c)	5,200	623,792

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	2

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
F5 Networks, Inc. (a)	5,300	$634,622
Fidelity National Financial, Inc., Class A	58,700	1,067,753
Foot Locker, Inc.	27,600	724,224
The Fresh Market, Inc. (a)	1,100	47,366
Furiex Pharmaceuticals, Inc. (a)	1	16
Guess?, Inc.	26,050	781,500
Guidewire Software, Inc. (a)	5,800	104,574
Hanesbrands, Inc. (a)	4,000	98,400
Health Net, Inc. (a)	10,000	377,400
IAC/InterActiveCorp.	18,800	809,716
IDEX Corp.	25,000	1,013,000
IPC The Hospitalist Co., Inc. (a)(c)	24,400	822,036
j2 Global, Inc.	38,700	1,043,352
JDS Uniphase Corp. (a)	50,900	645,921
Kennametal, Inc.	14,500	625,095
Landstar System, Inc.	19,500	997,425
LKQ Corp. (a)	34,000	1,108,400
Manpower, Inc.	16,200	649,782
Meadowbrook Insurance Group, Inc.	42,300	421,731
Mentor Graphics Corp. (a)	18,700	259,369
Mistras Group, Inc. (a)	27,600	621,552
National Instruments Corp.	8,300	223,353
National Penn Bancshares, Inc.	113,400	985,446
Nordson Corp.	16,800	761,712
Northwest Bancshares, Inc.	74,100	912,912
Nuance Communications, Inc. (a)(c)	30,900	881,268
Oasis Petroleum, Inc. (a)	42,500	1,433,950
Old National Bancorp	79,000	929,830
Omnicare, Inc.	29,700	975,051
Packaging Corp. of America	15,500	436,170
Pall Corp.	6,300	375,984
People’s United Financial, Inc.	72,100	888,993
PMC-Sierra, Inc. (a)	131,600	855,400
Polycom, Inc. (a)	54,700	1,091,265
PVH Corp.	6,000	463,140
QLogic Corp. (a)	54,800	949,136
Regis Corp.	27,350	468,779
Riverbed Technology, Inc. (a)(c)	26,000	622,440
Silgan Holdings, Inc.	16,400	681,584
Spirit AeroSystems Holdings, Inc., Class A (a)	37,300	848,202
Steel Dynamics, Inc.	43,300	690,635
Support.com, Inc. (a)	144,650	373,197
Terex Corp. (a)	33,800	669,240
Timken Co.	31,500	1,538,145
UIL Holdings Corp.	19,100	660,478
Urban Outfitters, Inc. (a)	27,800	736,700
Vera Bradley, Inc. (a)(c)	11,900	426,258
VeriFone Systems, Inc. (a)	26,300	1,123,010
W.R. Berkley Corp.	28,000	959,560
The Warnaco Group, Inc. (a)	13,250	771,812
Wright Medical Group, Inc. (a)	52,600	891,570
		59,836,500

		Value
Total Long-Term Investments (Cost – $107,893,382) – 94.9%		$124,035,016

Short-Term Securities		Par (000)
Time Deposits — 5.7%
Australia — 0.1%
Brown Brothers Harriman & Co., 3.21%, 2/01/12	AUD	69	73,078
Canada — 0.0%
Brown Brothers Harriman & Co., 0.27%, 2/01/12	CAD	2	2,282
Europe — 0.0%
Brown Brothers Harriman & Co., 0.04%, 2/01/12	EUR	4	5,729
Hong Kong — 0.1%
Brown Brothers Harriman & Co., 0.01%, 2/01/12	HKD	1,366	176,180
Singapore — 0.1%
JPMorgan Chase & Co., 0.01%, 2/01/12	SGD	90	71,185
United Kingdom — 1.0%
JPMorgan Chase & Co., 0.08%, 2/01/12	GBP	835	1,316,246
United States — 4.4%
Brown Brothers Harriman & Co., 0.03%, 2/01/12	USD	5,795	5,794,880
Total Time Deposits – 5.7%			7,439,580

		Beneficial Interest (000)
Money Market Funds — 4.1%
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (d)(e)(f)		5,401	5,401,020
Total Short-Term Securities (Cost – $12,836,064) – 9.8%			12,840,600
Total Investments (Cost - $120,729,446*) – 104.7%			136,875,616
Liabilities in Excess of Other Assets – (4.7)%			(6,163,760)
Net Assets – 100.0%			$130,711,856

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	3

Schedule of Investments (continued)	Global SmallCap Portfolio

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$123,179,528
Gross unrealized appreciation	$19,899,830
Gross unrealized depreciation	(6,203,742)
Net unrealized appreciation	$13,696,088

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2011	Net Activity	Beneficial Interest Held at January 31, 2012	Income

BlackRock Liquidity Series, LLC Money Market Series	$772,200	$4,628,820	$5,401,020	$12,663

(f)	Security was puchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,000	USD	10,929	UBS AG	2/01/12	$42
USD	132,738	AUD	125,000	Royal Bank of Scotland	2/01/12	32
USD	190,770	CAD	191,000	Deutsche Bank Securities, Inc.	2/01/12	284
USD	85,307	EUR	65,000	Deutsche Bank Securities, Inc.	2/01/12	283
USD	2,063	HKD	16,000	Royal Bank of Scotland	2/01/12	—
USD	13,464	JPY	1,034,000	Deutsche Bank Securities, Inc.	2/01/12	(102)
CAD	11,000	USD	11,034	Royal Bank of Scotland	2/02/12	(64)
DKK	21,000	USD	3,709	Deutsche Bank Securities, Inc.	2/02/12	(14)
JPY	1,434,000	USD	18,778	Deutsche Bank Securities, Inc.	2/02/12	36
USD	82,319	AUD	78,000	Royal Bank of Scotland	2/02/12	(489)
USD	103,392	CHF	95,000	Citibank NA	2/02/12	187
USD	185,314	CHF	170,000	Deutsche Bank Securities, Inc.	2/02/12	631
USD	77,429	EUR	59,000	Citibank NA	2/02/12	254
USD	6,276	GBP	4,000	Citibank NA	2/02/12	(27)
USD	26,238	SGD	33,000	Royal Bank of Scotland	2/02/12	3
CAD	15,000	USD	14,956	Deutsche Bank Securities, Inc.	2/03/12	4
DKK	46,000	USD	8,096	Deutsche Bank Securities, Inc.	2/03/12	(2)
JPY	9,274,000	USD	121,428	Royal Bank of Scotland	2/03/12	246
USD	186,370	AUD	175,000	Citibank NA	2/03/12	582
Total						$1,886

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	4

Schedule of Investments (concluded)	Global SmallCap Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$531,050	—	—	$531,050
Australia	—	$3,154,462	—	3,154,462
Austria	—	336,235	—	336,235
Belgium	—	343,673	—	343,673
Bermuda	620,926	1,518,645	—	2,139,571
Brazil	1,148,474	—	—	1,148,474
Canada	6,206,942	465,842	—	6,672,784
China	716,492	352,219	—	1,068,711
Denmark	485,624	1,765,725	—	2,251,349
Finland	—	637,982	—	637,982
France	—	3,474,227	—	3,474,227
Germany	59,013	3,148,782	—	3,207,795
Hong Kong	—	2,956,240	—	2,956,240
India	—	1,403,935	—	1,403,935
Ireland	1,254,396	1,004,315	—	2,258,711
Israel	762,352	—	—	762,352
Italy	—	1,095,243	—	1,095,243
Japan	—	8,045,315	—	8,045,315
Malaysia	—	808,342	—	808,342
Norway	—	846,600	—	846,600
Portugal	—	621,637	—	621,637
Singapore	1,072,504	836,441	—	1,908,945
South Korea	—	1,459,743	—	1,459,743
Spain	768,776	755,005	—	1,523,781
Switzerland	529,161	5,220,375	—	5,749,536
Taiwan	—	1,330,213	—	1,330,213
Thailand	—	327,025	—	327,025
United Arab Emirates	—	950,461	—	950,461
United Kingdom	—	7,184,124	—	7,184,124
United States	59,836,500	—	—	59,836,500
Short-Term Securities:
Money Market Funds	—	5,401,020	—	5,401,020
Time Deposits	—	7,439,580	—	7,439,580
Total	$73,992,210	$62,883,406	—	$136,875,616

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$2,584	—	$2,584
Liabilities:
Foreign currency exchange contracts	—	(698)	—	(698)
Total	—	$1,886	—	$1,886

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	5

Schedule of Investments January 31, 2012 (Unaudited)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.	18,900	$1,122,849
Curtiss-Wright Corp.	20,100	750,936
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	41,200	936,888
		2,810,673
Airlines — 0.8%
Delta Air Lines, Inc. (a)	106,300	1,121,465
Auto Components — 0.5%
TRW Automotive Holdings Corp. (a)	16,200	607,824
Automobiles — 0.3%
Thor Industries, Inc.	13,700	420,042
Biotechnology — 1.5%
United Therapeutics Corp. (a)	42,000	2,065,560
Capital Markets — 0.4%
Jefferies Group, Inc.	35,600	541,476
Chemicals — 2.1%
Cytec Industries, Inc.	23,800	1,186,668
FMC Corp.	13,800	1,278,984
Huntsman Corp.	28,900	367,897
		2,833,549
Commercial Banks — 5.1%
Associated Banc-Corp.	11,700	145,782
BancorpSouth, Inc.	76,000	853,480
Bank of Hawaii Corp.	3,900	178,308
Commerce Bancshares, Inc.	4,587	178,067
Cullen/Frost Bankers, Inc.	12,200	679,174
East-West Bancorp, Inc.	52,800	1,159,488
FirstMerit Corp.	42,000	658,980
Hancock Holding Co.	25,800	856,560
Synovus Financial Corp.	436,400	759,336
Webster Financial Corp.	64,900	1,375,880
		6,845,055
Communications Equipment — 2.4%
Brocade Communications Systems, Inc. (a)	110,600	620,466
JDS Uniphase Corp. (a)	53,200	675,108
Juniper Networks, Inc. (a)	42,500	889,525
Polycom, Inc. (a)	54,900	1,095,255
		3,280,354
Computers & Peripherals — 1.6%
NCR Corp. (a)	70,700	1,324,211
QLogic Corp. (a)	52,300	905,836
		2,230,047
Construction & Engineering — 1.5%
Jacobs Engineering Group, Inc. (a)	15,100	675,876
KBR, Inc.	14,700	472,458
URS Corp. (a)	19,800	814,770
		1,963,104

Common Stocks	Shares	Value
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	7,800	$643,578
Consumer Finance — 0.5%
Discover Financial Services, Inc.	24,400	663,192
Containers & Packaging — 1.8%
Bemis Co.	10,600	331,568
Owens-Illinois, Inc. (a)	51,600	1,240,980
Packaging Corp. of America	3,906	109,915
Sonoco Products Co.	25,100	785,630
		2,468,093
Distributors — 0.4%
Genuine Parts Co.	7,400	471,972
Diversified Consumer Services — 0.4%
Regis Corp.	33,200	569,048
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	28,619	1,059,762
Electric Utilities — 1.6%
Hawaiian Electric Industries, Inc.	35,500	921,225
Northeast Utilities, Inc.	30,900	1,073,775
Pinnacle West Capital Corp.	4,300	203,218
		2,198,218
Electrical Equipment — 0.7%
Ametek, Inc.	21,150	994,050
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc. (a)	27,200	1,123,088
Avnet, Inc. (a)	35,200	1,227,424
Ingram Micro, Inc., Class A (a)	45,900	871,182
		3,221,694
Energy Equipment & Services — 1.7%
Dresser-Rand Group, Inc. (a)(b)	16,300	835,049
Patterson-UTI Energy, Inc.	46,400	875,568
Superior Energy Services, Inc. (a)	22,900	652,879
		2,363,496
Food Products — 1.7%
Corn Products International, Inc.	12,400	688,076
The J.M. Smucker Co.	7,400	582,972
Smithfield Foods, Inc. (a)	23,100	515,823
Tyson Foods, Inc., Class A	28,400	529,376
		2,316,247
Gas Utilities — 0.9%
UGI Corp.	43,800	1,178,658
Health Care Equipment & Supplies — 2.3%
Alere, Inc. (a)	47,600	1,149,540
CareFusion Corp. (a)	79,700	1,908,815
		3,058,355
Health Care Providers & Services — 8.2%
Brookdale Senior Living, Inc. (a)(b)	128,700	2,265,120
Coventry Health Care, Inc. (a)	63,300	1,903,431
Health Net, Inc. (a)(b)	57,800	2,181,372

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Omnicare, Inc.	70,100	$2,301,383
Tenet Healthcare Corp. (a)	360,400	1,906,516
Universal Health Services, Inc., Class B	13,100	540,899
		11,098,721
Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	13,500	619,245
Dunkin’ Brands Group, Inc. (a)	5,300	146,545
Wyndham Worldwide Corp.	26,800	1,065,568
		1,831,358
Household Durables — 2.4%
Jarden Corp.	20,700	697,383
Lennar Corp., Class A	40,900	878,941
Newell Rubbermaid, Inc.	50,400	930,888
NVR, Inc. (a)	1,100	762,575
		3,269,787
Household Products — 1.3%
Church & Dwight Co., Inc.	7,300	331,201
The Clorox Co.	6,000	411,960
Energizer Holdings, Inc. (a)	13,300	1,025,696
		1,768,857
Insurance — 7.5%
American Financial Group, Inc.	18,300	671,061
Arthur J. Gallagher & Co.	24,900	830,166
Everest Re Group Ltd.	16,000	1,366,400
Fidelity National Financial, Inc., Class A	87,500	1,591,625
Kemper Corp.	34,400	1,024,088
Mercury General Corp.	22,000	961,400
Reinsurance Group of America, Inc.	12,300	670,227
Transatlantic Holdings, Inc.	26,400	1,463,880
W.R. Berkley Corp.	46,100	1,579,847
		10,158,694
Internet Software & Services — 1.0%
IAC/InterActiveCorp.	15,863	683,219
Monster Worldwide, Inc. (a)	100,400	722,880
		1,406,099
IT Services — 1.6%
Acxiom Corp. (a)	61,800	847,896
Amdocs Ltd. (a)	23,700	697,728
Convergys Corp. (a)(b)	41,900	557,689
		2,103,313
Leisure Equipment & Products — 0.9%
Mattel, Inc.	39,400	1,221,400
Machinery — 7.3%
AGCO Corp. (a)	24,400	1,242,692
Dover Corp.	21,700	1,375,997
Harsco Corp.	19,300	429,039
IDEX Corp.	20,000	810,400
Kennametal, Inc.	19,800	853,578

Common Stocks	Shares	Value
Machinery (concluded)
Navistar International Corp. (a)	18,800	$813,852
Parker Hannifin Corp.	14,100	1,137,588
SPX Corp.	16,900	1,176,747
Terex Corp. (a)	29,900	592,020
Timken Co.	30,400	1,484,432
		9,916,345
Media — 0.2%
Harte-Hanks, Inc.	23,200	223,880
Metals & Mining — 1.4%
Carpenter Technology Corp.	17,100	897,408
Cliffs Natural Resources, Inc.	13,200	953,700
		1,851,108
Multi-Utilities — 3.1%
Alliant Energy Corp.	29,200	1,237,788
MDU Resources Group, Inc.	59,100	1,263,558
OGE Energy Corp.	18,100	956,766
Wisconsin Energy Corp.	22,400	761,600
		4,219,712
Multiline Retail — 0.4%
Dollar Tree, Inc. (a)(b)	6,400	542,784
Oil, Gas & Consumable Fuels — 7.1%
Arch Coal, Inc.	52,200	753,246
Bill Barrett Corp. (a)(b)	18,600	513,732
Cabot Oil & Gas Corp., Class A	18,600	593,340
Energen Corp.	13,900	669,563
HollyFrontier Corp.	48,086	1,410,843
Oasis Petroleum, Inc. (a)	44,300	1,494,682
SM Energy Co.	23,800	1,727,404
Ultra Petroleum Corp. (a)(b)	48,900	1,175,067
Whiting Petroleum Corp. (a)	26,100	1,307,349
		9,645,226
Paper & Forest Products — 0.5%
MeadWestvaco Corp.	25,200	741,888
Pharmaceuticals — 1.3%
Hospira, Inc. (a)(b)	52,700	1,816,042
Professional Services — 0.4%
Manpower, Inc.	14,900	597,639
Real Estate Investment Trusts (REITs) — 4.4%
BioMed Realty Trust, Inc.	38,800	720,516
CommonWealth REIT	43,200	849,744
Corporate Office Properties Trust	55,800	1,352,034
Dupont Fabros Technology, Inc. (b)	59,400	1,514,700
Kilroy Realty Corp.	17,500	728,525
Omega Healthcare Investors, Inc. (b)	37,400	779,416
		5,944,935
Real Estate Management & Development — 3.0%
CBRE Group, Inc. (a)	105,600	2,038,080

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	2

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Management & Development (concluded)
Forest City Enterprises, Inc., Class A (a)	150,100	$1,970,813
		4,008,893
Road & Rail — 0.6%
Con-way, Inc.	25,600	812,544
Semiconductors & Semiconductor Equipment — 2.7%
Atmel Corp. (a)(b)	108,000	1,048,680
Fairchild Semiconductor International, Inc. (a)(b)	69,500	971,610
ON Semiconductor Corp. (a)	107,800	937,860
RF Micro Devices, Inc. (a)(b)	151,500	755,985
		3,714,135
Software — 2.6%
CA, Inc.	33,500	863,630
Compuware Corp. (a)	128,300	1,005,872
Electronic Arts, Inc. (a)	45,400	843,078
Synopsys, Inc. (a)	27,700	808,286
		3,520,866
Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	34,134	480,948
Collective Brands, Inc. (a)(b)	45,900	764,694
Dick’s Sporting Goods, Inc.	14,700	605,787
Foot Locker, Inc.	19,700	516,928
Guess?, Inc.	17,300	519,000
Limited Brands, Inc.	28,700	1,201,382
		4,088,739
Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc. (a)	43,000	1,057,800
PVH Corp.	12,900	995,751
		2,053,551
Thrifts & Mortgage Finance — 1.1%
First Niagara Financial Group, Inc.	91,500	875,655
People’s United Financial, Inc.	51,700	637,461
		1,513,116
Total Long-Term Investments (Cost – $109,000,245) – 98.9%		133,995,144

Short-Term Securities	Par (000)	Value
Time Deposits – 1.2%
Brown Brothers Harriman & Co., 0.01%, 2/1/12 (d)	$1,685	$1,685,307

	Beneficial Interest (000)
Money Market Funds – 4.8%
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	6,483	6,482,549
Total Short-Term Securities (Cost – $8,167,856*) – 6.0%		8,167,856
Total Investments (Cost - $117,168,101*) 104.9%		142,163,000
Liabilities in Excess of Other Assets – (4.9)%		(6,701,218)
Net Assets – 100.0%		$135,461,782

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$118,232,489
Gross unrealized appreciation	$28,991,276
Gross unrealized depreciation	(5,060,765)
Net unrealized appreciation	$23,930,511

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2011	Net Activity	Beneficial Interest Held at January 31, 2012	Income

BlackRock Liquidity Series, LLC Money Market Series	—	$6,482,549	$6,482,549	$6,053

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	3

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$133,995,144	—	—	$133,995,144
Short-Term Securities Money Market Funds	—	$6,482,549	—	6,482,549
Time Deposits	—	1,685,307	—	1,685,307
Total	$133,995,144	$8,167,856	—	$142,163,000

[1]	See above Schedule of Investments for values in each industry.

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	4

Schedule of Investments January 31, 2012 (Unaudited)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ally Auto Receivables Trust, Series 2010-5, Class A2, 0.80%, 3/15/13	$94	$93,938
AmeriCredit Automobile Receivables Trust, Class A2:
Series 2010-2, 1.22%, 10/08/13	48	48,267
Series 2010-4, 0.96%, 5/08/14	189	189,086
Series 2010-B, 1.18%, 2/06/14	110	110,130
Series 2012-1, 1.28%, 10/08/15 (a)	1,105	1,104,939
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2C, 0.47%, 3/25/36 (b)	178	175,655
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A2, 0.50%, 11/28/36 (b)	462	447,463
Capital Auto Receivables Asset Trust, Series 2007-4, Class A4A, 5.30%, 5/15/14	347	349,762
Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1, Class 2A1A, 1.29%, 10/25/37 (b)(c)	2,705	1,163,005
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (b)	696	561,557
Countrywide Asset-Backed Certificates (b):
Series 2004-6, Class 2A4, 0.73%, 11/25/34	90	80,181
Series 2006-7, Class 2A3, 0.43%, 4/25/46	1,123	755,675
Series 2006-13, Class 3AV2, 0.43%, 1/25/37	190	130,565
Series 2006-22, Class 2A2, 0.39%, 12/25/36	1,204	1,161,279
Series 2007-7, Class 2A2, 0.44%, 6/25/30	1,149	871,067
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB5, Class A4, 0.53%, 6/25/36 (b)	5,213	1,825,999
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A4, 0.42%, 9/25/36 (b)	530	295,087
First NLC Trust, Series 2005-4, Class A3, 0.55%, 2/25/36 (b)	478	372,459
GSAA Trust (b):
Series 2006-5, Class 2A2, 0.46%, 3/25/36	905	377,469
Series 2006-14, Class A2, 0.45%, 9/25/36	604	229,794

Asset-Backed Securities	Par (000)	Value
GSAA Trust (b) (concluded):
Series 2006-15, Class AF2, 5.68%, 9/25/36	$2,284	$1,134,752
Series 2006-16, Class A2, 0.45%, 10/25/36	622	244,490
Series 2007-6, Class 1A2, 0.50%, 5/25/47	300	164,404
Lehman XS Trust, Series 2006-8, Class 2A1, 0.46%, 6/25/36 (b)	4,345	2,127,233
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.52%, 5/25/37 (b)	660	233,706
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.52%, 6/25/36 (b)	1,500	494,352
Morgan Stanley Structured Trust, Series 2007-1, Class A1, 0.36%, 6/25/37 (b)	441	351,557
Nelnet Student Loan Trust, Series 2008-3, Class A4, 2.15%, 11/25/24 (b)	500	511,722
Residential Asset Mortgage Products Inc., Series 2007-RS2, Class A1, 0.40%, 5/25/37 (b)	71	70,300
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A2, 0.91%, 11/15/13 (c)	750	749,633
Santander Drive Auto Receivables Trust, Class A2:
Series 2010-1, 1.36%, 3/15/13	48	48,309
Series 2010-2, 0.95%, 8/15/13	139	139,225
Series 2010-A, 1.37%, 8/15/13 (c)	1,178	1,179,442
Series 2010-B, 1.01%, 7/15/13 (c)	479	479,391
Series 2012-1, 1.25%, 4/15/15	2,700	2,702,407
Scholar Funding Trust, Series 2011-A, Class A, 1.45%, 10/28/43 (b)(c)	1,429	1,367,506
SLM Student Loan Trust (b):
Series 2008-5, Class A3, 1.86%, 1/25/18	475	482,536
Series 2008-5, Class A4, 2.26%, 7/25/23	2,035	2,083,995
Series 2010-1, Class A, 0.68%, 3/25/25	574	570,398
Series 2010-C, Class A1, 1.94%, 12/15/17 (c)	549	550,295
Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4, 0.58%, 11/25/35 (b)	456	419,280

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	1

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Total Asset-Backed Securities – 17.1%		$26,448,310

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 19.6%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.67%, 3/25/37 (b)	$441	394,132
Banc of America Alternative Loan Trust, Series 2004-3, Class 4A1, 5.00%, 4/25/19	502	506,130
Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.86%, 2/20/36 (b)	156	77,371
Banc of America Mortgage Securities, Inc. (b):
Series 2003-3, Class 2A1, 0.83%, 5/25/18	57	53,981
Series 2005-G, Class 2A4, 2.82%, 8/25/35	2,050	1,431,974
Series 2005-I, Class 2A5, 2.73%, 10/25/35	945	649,199
BCAP LLC Trust, Series 2009- RR13, Class 21A1, 5.26%, 1/26/37 (b)(c)	769	773,321
Citigroup Mortgage Loan Trust, Inc., Series 2009-11, Class 6A1, 1.64%, 10/25/35 (b)(c)	130	124,170
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	696	707,631
Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	295	295,326
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	143	124,881
Series 2005-23CB, Class A15, 5.50%, 7/25/35	923	793,002
Series 2005-34CB, Class 1A6, 5.50%, 9/25/35	282	281,303
Series 2005-47CB, Class A2, 0.78%, 10/25/35 (b)	240	124,992
Series 2005-57CB, Class 3A7, 5.50%, 12/25/35	1,040	739,931
Series 2005-86CB, Class A8, 5.50%, 2/25/36	586	505,742
Series 2006-19CB, Class A15, 6.00%, 8/25/36	601	439,505
Series 2006-19CB, Class A16, 6.00%, 8/25/36	538	369,710
Series 2006-41CB, Class 1A3, 6.00%, 1/25/37	289	196,215
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37	3,019	2,011,587
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	586	391,264

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (concluded):
Series 2007-HY4, Class 4A1, 5.31%, 6/25/47 (b)	$267	$169,231
Series 2008-2R, Class 2A1, 6.00%, 8/25/37	437	323,975
Series 2008-2R, Class 3A1, 6.00%, 8/25/37	536	428,207
Series 2008-2R, Class 4A1, 6.25%, 8/25/37	1,100	784,807
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	708	670,008
Series 2006-0A5, Class 2A1, 0.48%, 4/25/46 (b)	428	215,380
Series 2006-0A5, Class 3A1, 0.48%, 4/25/46 (b)	236	134,777
Series 2006-17, Class A2, 6.00%, 12/25/36	985	821,526
Series 2007-15, Class 1A29, 6.25%, 9/25/37	386	328,444
Series 2007-HY5, Class 3A1, 5.83%, 9/25/37 (b)	888	663,908
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	655	542,525
Deutsche Alt-A Securities, Inc. Alternate Loan Trust (b):
Series 2005-1, Class 1A1, 0.78%, 2/25/35	1,589	1,153,666
Series 2007-OA4, Class 1A1A, 0.47%, 8/25/47	1,228	726,132
Series 2007-OA4, Class 1A1B, 0.41%, 8/25/47	649	381,556
Fannie Mae, Series 2007-22, Class SW, IO, REMIC, 5.77%, 3/25/37 (b)	1,755	220,446
Government National Mortgage Association (b):
Series 2010-31, Class PS, IO, 6.27%, 8/20/38	4,121	711,397
Series 2010-42, Class ES, IO, 5.40%, 4/20/40	6,662	1,047,856
Series 2010-115, Class AS, IO, 5.77%, 9/20/40	1,755	301,136
Series 2011-3, Class SG, IO, 6.27%, 1/20/41	1,816	340,326
GSR Mortgage Loan Trust, Series 2007-4F, Class 1A1, 5.00%, 7/25/37	1,712	1,483,819
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1A, 0.48%, 9/19/36 (b)	1,089	632,271

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	2

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 5.54%, 3/25/37 (b)	$530	$363,485
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 7/25/36	182	175,001
MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, 0.92%, 10/25/28 (b)	180	152,701
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.51%, 1/26/37 (b)(c)	330	318,625
MortgageIT Trust, Series 2004-1, Class A1, 1.06%, 11/25/34 (b)	625	552,352
Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	269	167,342
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.60%, 10/25/35 (b)	274	162,716
Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 4/25/35	2,580	2,497,987
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 6/25/37	3,081	2,375,256
Wells Fargo Mortgage-Backed Securities Trust:
Series 2007-8, Class 2A2, 6.00%, 7/25/37	265	254,426
Series 2007-10, Class 1A21, 6.00%, 7/25/37	244	218,024
		30,310,675
Commercial Mortgage-Backed Securities — 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 6/11/35	48	47,940
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.54%, 4/15/40 (b)	345	370,998
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB2, Class 3A1, 5.32%, 4/20/36 (b)	526	363,743
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A3, 6.08%, 7/10/38 (b)	1,690	1,688,751
Series 2007-GG9, Class A4, 5.44%, 3/10/39	1,495	1,639,991

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.38%, 10/15/44 (b)	$2,085	$2,307,273
		6,418,696
Total Non-Agency Mortgage-Backed Securities – 23.8%		36,729,371

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities, Series 2003-9, Class EA, 4.50%, 10/25/17	412	424,144
Freddie Mac Mortgage-Backed Securities:
Series 2411, Class FJ, 0.64%, 12/15/29 (b)	17	17,490
Series 2977, Class AM, 4.50%, 5/15/22	79	79,443
Series 3033, Class HE, 4.50%, 9/15/18	205	205,699
Ginnie Mae Mortgage-Backed Securities, Series 2009-122, Class PY, 6.00%, 12/20/39	972	1,054,611
		1,781,387
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities, Series 2010-150, Class SN, IO, REMIC, 6.25%, 1/25/41 (b)	1,366	208,258
Ginnie Mae Mortgage-Backed Securities, Series 2010-26, Class QS, 5.97%, 2/20/40 (b)	2,725	486,172
		694,430
Mortgage-Backed Securities — 206.2%
Fannie Mae Mortgage-Backed Securities:
3.50%, 2/15/42 (d)	14,400	14,960,249
4.00%, 2/15/27 - 2/15/42 (d)	26,892	28,488,319
4.50%, 9/01/39 - 2/15/42 (d)	12,360	13,322,312
5.00%, 1/01/23 - 7/01/35 (d)	12,155	13,132,986
5.50%, 12/01/15 - 3/01/35	7,440	8,119,923
6.00%, 12/01/32 - 2/15/42 (d)(e)	16,110	17,739,832
6.50%, 7/01/37 - 2/15/42 (d)	6,766	7,598,036
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/15/27 (d)	1,800	1,842,192
3.00%, 2/15/27 (d)	14,800	15,426,688
3.50%, 2/15/27 (d)	11,800	12,415,812
4.00%, 1/01/42	1,230	1,313,698

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	3

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
4.50%, 5/01/23 - 2/15/42 (d)	$17,487	$18,634,044
5.00%, 2/15/42 (d)	7,800	8,392,312
5.50%, 2/15/42 (d)	5,600	6,071,625
Ginnie Mae Mortgage-Backed Securities:
3.50%, 2/15/42 (d)	4,100	4,315,250
4.00%, 2/15/42 (d)	2,900	3,127,015
4.50%, 4/20/40 - 9/20/40	11,949	13,083,621
5.00%, 7/20/40 - 2/15/42 (d)	106,019	117,455,005
6.50%, 9/15/36 - 2/15/42 (d)(f)	11,398	13,095,516
		318,534,435
Total US Government Sponsored Agency Securities – 207.8%		321,010,252

US Treasury Obligations
US Treasury Notes:
0.88%, 12/31/16	690	696,091
3.13%, 5/15/21 (e)(f)	1,000	1,123,750
2.00%, 11/15/21	1,400	1,424,500
Total US Treasury Obligations – 2.1%		3,244,341
Total Long-Term Investments (Cost – $386,632,333) – 250.8%		387,432,274

Short-Term Securities	Beneficial Interest (000)
SSgA Prime Money Market Fund, 0.13% (g)	6,907	6,907,328
Total Short-Term Securities (Cost – $6,907,328) – 4.5%		6,907,328

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
10-Year US Treasury Note Option, Strike Price USD 123.50, Expires 2/24/12	31	485

Options Purchased	Contracts	Value
Exchange-Traded Put Options (concluded)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 99.00, Expires 3/16/12	45	$281
		766

	Notional Amount (000)
Over-the-Counter Call Swaptions — 1.0%
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	$800	176,552
Receive a fixed rate of 4.33% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	800	179,469
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	1,100	215,943
Receive a fixed rate of 3.84% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International	2,100	359,617
Receive a fixed rate of 2.72% and pay a floating rate based on 3-month LIBOR, Expires 08/09/12, Broker JP Morgan Chase Bank NA	10,000	676,489
		1,608,070
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 4.29% and receive a floating rate based on 3- month LIBOR, Expires 2/06/12, Broker UBS AG	800	—
Pay a fixed rate of 4.33% and receive a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker UBS AG	800	—
Pay a fixed rate of 2.60% and receive a floating rate based on 3- month LIBOR, Expires 2/10/12, Deutsche Bank AG	7,400	1
Pay a fixed rate of 4.07% and receive a floating rate based on 3- month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	1,100	—
Pay a fixed rate of 3.84% and receive a floating rate based on 3- month LIBOR, Expires 5/04/12, Broker Credit Suisse International	2,100	69

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	4

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.72% and receive a floating rate based on 3- month LIBOR, Expires 08/09/12, Broker JP Morgan Chase Bank NA	$10,000	$69,788
		69,858
Total Options Purchased (Cost – $1,168,038) – 1.1%		1,678,694
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $394,707,699*) – 256.4%		396,018,296

TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 2/15/42	2,900	(3,012,828)
4.00%, 2/15/42	4,000	(4,228,125)
4.50%, 2/15/42	3,900	(4,167,516)
5.00%, 2/15/42	4,205	(4,540,743)
5.50%, 2/15/42	5,200	(5,656,625)
6.00%, 2/15/42	1,600	(1,758,563)
6.50%, 2/15/42	1,700	(1,900,281)
Freddie Mac Mortgage-Backed Securities:
3.00%, 2/15/27	8,200	(8,547,219)
3.50%, 2/15/27	5,700	(5,997,469)
4.00%, 2/15/42	1,200	(1,265,250)
4.50%, 2/15/42	600	(638,250)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 2/15/42	1,200	(1,263,000)
4.00%, 2/15/42	200	(215,656)
4.50%, 2/15/42	6,300	(6,879,938)
5.00%, 2/15/42	98,900	(109,578,114)
6.00%, 2/15/42	1,600	(1,804,000)
6.50%, 2/15/42	1,000	(1,146,953)
Total TBA Sale Commitments (Proceeds – $162,023,872) – (105.3)%		(162,600,530)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Swaptions — (1.8)%
Pay a fixed rate of 2.08% and receive a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	$2,900	$(90,208)
Pay a fixed rate of 3.90% and receive a floating rate based on 3- month LIBOR, Expires 3/19/12, Broker UBS AG	2,500	(452,205)
Pay a fixed rate of 4.03% and receive a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker Citibank NA	1,900	(362,943)
Pay a fixed rate of 3.98% and receive a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Citibank NA	700	(129,814)
Pay a fixed rate of 3.98% and receive a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	1,500	(278,173)
Pay a fixed rate of 3.96% and receive a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	1,000	(183,501)
Pay a fixed rate of 2.72% and receive a floating rate based on 3- month LIBOR, Expires 08/09/12, Broker Deutsche Bank AG	10,000	(676,489)
Pay a fixed rate of 3.77% and receive a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG	1,200	(182,184)
Pay a fixed rate of 4.52% and receive a floating rate based on 3- month LIBOR, Expires 3/01/13, Broker UBS AG	800	(168,873)
Pay a fixed rate of 5.07% and receive a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,200	(281,081)
		(2,805,471)
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	2,900	—
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	2,500	—
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Citibank NA	1,900	(2)

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	5

Schedule of Investments (continued)	U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.98% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank NA	$700	$(3)
Receive a fixed rate of 3.98% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	1,500	(5)
Receive a fixed rate of 3.96% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	1,000	(5)
Receive a fixed rate of 2.72% and pay a floating rate based on 3-month LIBOR, Expires 08/09/12, Broker Deutsche Bank AG	10,000	(69,788)
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	1,200	(3,373)
Receive a fixed rate of 4.52% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	800	(1,614)
Receive a fixed rate of 5.07% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,200	(6,346)
		(81,136)
Total Options Written (Premiums Received – $1,709,827) – (1.9)%		(2,886,607)
Total Investments, Net of TBA Sale Commitments and
Outstanding Options Written – 149.2%		230,531,159
Liabilities in Excess of Other Assets – (49.2)%		(76,026,030)
Net Assets – 100.0%		$154,505,129

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$394,705,435
Gross unrealized appreciation	$5,408,180
Gross unrealized depreciation	(4,095,319)
Net unrealized appreciation	$1,312,861

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Securities	$1,104,939	$—

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of January 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$1,302,422	$(14,312)
Barclays Capital	$(344,086)	$(211)
Citigroup Global Markets, Inc.	$106,036,333	$482,677
Credit Suisse Securities (USA) LLC	$9,506,015	$111,217
Deutsche Bank Securities, Inc.	$1,703,277	$1,742
Goldman Sachs & Co.	$(96,682,896)	$(401,876)
Greenwich Capital Markets	$3,324,404	$21,499
JP Morgan Securities, Inc.	$24,178,671	$72,898
Morgan Stanley & Co., Inc.	$12,762,632	$57,214

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	All or portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
USD	US Dollar

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	6

Schedule of Investments (continued)	U.S. Mortgage Portfolio

•	Reverse repurchase agreements outstanding as of January 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.19%	11/22/11	Open	$9,188,980	$9,185,586
Deutsche Bank AG	0.14%	1/25/12	Open	575,263	575,250
Total				$9,764,243	$9,760,836

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
35	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,726,250	$(613)
10	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$1,454,375	6,447
2	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2012	$319,938	7,059
Total					$12,893

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
55	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,273,750	$(13,620)
59	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$7,318,766	(2,539)
19	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	$4,728,387	(8,874)
19	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	$4,728,150	(10,327)
19	90-Day Euro-Dollar Future	Chicago Mercantile	September 2012	$4,727,200	(10,127)
15	90-Day Euro-Dollar Future	Chicago Mercantile	December 2012	$3,731,250	(7,541)
14	90-Day Euro-Dollar Future	Chicago Mercantile	March 2013	$3,482,325	(7,126)
14	90-Day Euro-Dollar Future	Chicago Mercantile	June 2013	$3,481,625	(7,168)
14	90-Day Euro-Dollar Future	Chicago Mercantile	September 2013	$3,480,575	(7,651)
12	90-Day Euro-Dollar Future	Chicago Mercantile	December 2013	$2,982,000	(7,670)
12	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	$2,980,350	(9,508)
12	90-Day Euro-Dollar Future	Chicago Mercantile	June 2014	$2,977,650	(11,596)
12	90-Day Euro-Dollar Future	Chicago Mercantile	September 2014	$2,974,350	(13,546)
1	90-Day Euro-Dollar Future	Chicago Mercantile	December 2014	$247,500	(628)
Total					$(117,921)

•	Credit default swaps on traded indexes - buy protection outstanding as of January 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Markit ABX.HE.AAA Index Series 6-2	0.11%	Credit Suisse Securities (USA) LLC	5/25/46	$2,871	$(83,739)

•	Interest rate swaps outstanding as of January 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.76% (1)	3-month LIBOR	Deutsche Bank AG	1/30/14	$3,100	$52,717
1.26% (1)	3-month LIBOR	Citibank NA	1/06/17	$3,500	47,600
1.07% (2)	3-month LIBOR	Barclays Bank Plc	1/30/17	$6,200	(23,117)
1.07% (2)	3-month LIBOR	Morgan Stanley & Co., Inc.	1/30/17	$6,200	(23,117)
1.07% (2)	3-month LIBOR	Royal Bank of Scotland Plc	1/30/17	$1,900	(7,084)
1.01% (2)	3-month LIBOR	Credit Suisse Securities (USA) LLC	2/02/17	$2,500	(1,212)

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	7

Schedule of Investments (continued)	U.S. Mortgage Portfolio

•	Interest rate swaps outstanding as of January 31, 2012 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3.24% (1)	3-month LIBOR	Deutsche Bank AG	5/20/21	$1,900	$235,154
2.71% (1)	3-month LIBOR	Citibank NA	8/08/21	$2,800	212,806
3.63% (1)	3-month LIBOR	Deutsche Bank AG	12/06/21	$200	24,198
2.21% (1)	3-month LIBOR	Deutsche Bank AG	12/08/21	$1,700	49,209
2.67% (2)	3-month LIBOR	Barclays Bank Plc	11/25/41	$2,000	(16,132)
Total					$551,022

(1)	Pays floating interest rate and receives fixed rate.

(2)	Pays fixed interest rate and receives floating rate.

•	Total return swaps outstanding as of January 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Gross return on the Markit IOS 4.00%, 30-year, fixed rate Fannie Mae residential mortgage backed-securities pool	Receives	1-month LIBOR	Barclays Bank Plc	1/12/40	$1,372	$(28,268)
Gross return on the Markit IOS 4.00%, 30-year, fixed rate Fannie Mae residential mortgage backed-securities pool	Receives	1-month LIBOR	Barclays Bank Plc	1/12/40	$1,449	(31,582)
Total						$(59,850)

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	8

Schedule of Investments (concluded)	U.S. Mortgage Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$23,566,242	$2,882,068	$26,448,310
Non-Agency Mortgage Backed Securities	—	36,729,371	—	36,729,371
US Government Sponsored Agency Securities	—	321,010,252	—	321,010,252
US Treasury Obligations	—	3,244,341	—	3,244,341
Short Term Securities	$6,907,328	—	—	6,907,328
Liabilities:
Investments:
Long-Term Investments:
TBA Sale Commitments	—	(162,600,530)	—	(162,600,530)
Total	$6,907,328	$221,949,676	$2,882,068	$231,739,072

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$14,272	$2,299,612	—	$2,313,884
Liabilities:
Credit contracts	—	(83,739)	—	(83,739)
Interest rate contracts	(118,534)	(3,017,119)	—	(3,135,653)
Total	$(104,262)	$(801,246)	—	$(905,508)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Balance, as of April 30, 2011	$3,372,256	$502,668	$3,874,924
Accrued discounts/premiums	36,900	—	36,900
Net realized gain	95,676	—	95,676
Net change in unrealized appreciation/depreciation[2]	(271,311)	—	(271,311)
Purchases	1,463,595	—	1,463,595
Sales	(304,337)	—	(304,337)
Transfers in3	391,759	—	391,759
Transfers out[3]	(1,902,470)	(502,668)	(2,405,138)
Balance, as of January 31, 2012	$2,882,068	$—	$2,882,068

[2]	The change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $(271,311).

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

MANAGED ACCOUNT SERIES	JANUARY 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 23, 2012